SCUDDER
                                                                     INVESTMENTS



Scudder Capital Growth Fund
Scudder Large Company Growth Fund


Supplement to the prospectuses dated December 1, 2004

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Effective December 1, 2005, Scudder Large Company Growth Fund is no longer offered through this prospectus. For a copy of each fund's current prospectus, please contact Scudder Investments.
























               Please Retain This Supplement for Future Reference




December 1, 2005